UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08035

AFBA 5Star Fund, Inc.
(Exact name of registrant as specified in charter)

909 N. Washington Street Alexandria, VA		22314
(Address of principal executive offices)		(Zip code)

Michael E. Houchins 909 N. Washington Street Alexandria, VA 22314
(Name and address of agent for service)

Registrant's telephone number, including area code:		703-706-5942

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

AFBA 5STAR BALANCED FUND

SHARES	COMPANY	MARKET VALUE
	COMMON STOCKS - 61.60%
	CONSUMER STAPLES - 9.89%
30,200	Altria Group, Inc.	$620,912
20,400	British American Tobacco PLC ADR	1,412,700
30,200	Phillip Morris International, Inc.*	1,491,578
40,000	The Coca-Cola Co.	2,079,200
41,000	UST, Inc.	2,239,010
		7,843,400

	ENERGY - 9.55%
23,400	Chevron Corp.	2,319,642
35,000	ConocoPhillips	3,303,650
35,000	Kinder Morgan Energy Partners LP	1,950,550
		7,573,842

	ENTERTAINMENT- 1.80%
75,986	Cedar Fair LP	1,427,777

	FINANCIALS - 3.18%
24,000	Bank of America Corp.	572,880
13,600	Federal National Mortgage Association	312,120
69,000	Wells Fargo & Co.	1,638,750
		2,523,750
	HEALTH CARE - 7.90%
36,100	Johnson & Johnson	2,322,674
37,000	Merck & Co., Inc.	1,394,530
20,000	Novartis AG ADR	1,100,800
83,000	Pfizer, Inc.	1,450,010
		6,268,014
	INDUSTRIALS - 2.25%
67,000	General Electric Co.	1,788,230

	INFORMATION TECHNOLOGY - 10.16%
100,000	Intel Corp.	2,148,000
26,000	International Business Machines Corp.	3,081,780
103,000	Microsoft Corp.	2,833,530
		8,063,310

	INSURANCE - 4.96%
570	Berkshire Hathaway, Inc. Class B*	2,286,840
32,000	ING Groep, N.V.	700,480
2,215	White Mountain Insurance Group Ltd.	950,235
		3,937,555

	REITS - 4.54%
52,000	First Industrial Realty Trust, Inc. REIT	1,428,440
97,000	UDR, Inc. REIT	2,170,860
		3,599,300

	TELECOMMUNICATIONS - 1.65%
37,000	Verizon Communications, Inc.	1,309,800
		1,309,800

	TRANSPORTATION - 2.49%
15,600	Alexander & Baldwin, Inc.	710,580
16,000	FedEx Corp.	1,260,640
		1,971,220

	UTILITIES - 3.23%
54,000	Dominion Resources, Inc.	2,564,460

	TOTAL COMMON STOCKS (COST $49,414,836)	48,870,658

	CORPORATE BONDS - 13.06%
	CONSUMER DISCRETIONARY - 2.24%
400,000	Comcast Corp., 5.50% due 03/15/11	400,550
300,000	Invesco Ltd., 4.50% due 12/15/09	297,308
1,000,000	Mandalay Resort Group, 7.625% due 07/15/13	845,000
222,000	Metlife, Inc., 6.125% due 12/01/11	231,330
		1,774,188

	CONSUMER STAPLES - 1.69%
1,200,000	Pilgrim’s Pride Corp., 8.375% due 05/01/17	888,000
450,000	The Coca-Cola Co., 5.35% due 11/15/17	454,427
		1,342,427

	FINANCIALS - 5.29%
275,000	American Express Travel Related Services, 5.25% due 11/21/11	270,722
250,000	Bank of America Corp., 5.375% due 09/11/12	250,704
300,000	Citigroup, Inc., 6.00% due 02/21/12	302,669
250,000	General Electric Capital Corp., 5.50% due 06/04/14	255,465
125,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	128,636
346,000	JPMorgan Chase & Co., 5.75% due 01/02/13	348,582
300,000	Keycorp, 6.50% due 05/14/13	268,127
750,000	Marshall & IIsley Corp., 5.626% due 08/17/09	745,744
325,000	Merrill Lynch & Co., Inc. 5.77% due 07/25/11	324,210
250,000	Morgan Stanley, 5.05% due 01/21/11	247,294
375,000	Suntrust Banks, Inc., 5.25% due 11/05/12	367,002
300,000	Wachovia Corp., 5.25% due 08/01/14	279,681
400,000	Wells Fargo & Co., 5.25% due 10/23/12	402,626
		4,191,462

	HEALTH CARE - 1.66%
325,000	GlaxoSmithkline Capital, Inc., 4.85% due 05/15/13	324,910
1,000,000	Psychiatric Solutions, Inc., 7.75% due 07/15/15	995,000
		1,319,910

	INSURANCE - 0.71%
300,000	Hartford Financial Services Group, Inc., 5.375% due 03/15/17	283,172
285,000	Prudential Financial, Inc., 5.10% due 09/20/14	278,056
		561,228

	RETAIL - 0.40%
325,000	Home Depot, Inc., 3.75% due 09/15/09	317,911

	TELECOMMUNICATION SERVICES - 1.07%
225,000	AT&T, Inc., 4.95% due 01/15/13	224,445
350,000	Verizon Communications, Inc., 5.25% due 04/15/13	348,350
275,000	Vodafone Group, Inc., 5.35% due 02/27/12	276,236
		849,031

	TOTAL CORPORATE BONDS (COST $10,930,437)	10,356,157

	AGENCY OBLIGATIONS - 12.65%

390,000	Federal Home Loan Bank, 3.375% due 02/27/13	378,744
700,000	Federal Home Loan Bank, 5.75% due 05/15/12	746,159
770,000	Federal Home Loan Mortgage Corporation, 4.125% due 07/12/10	783,935
623,812	Federal Home Loan Mortgage Corporation, 5.00% due 05/01/20	619,335
1,600,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	1,661,907
1,272,523	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,255,821
325,000	Federal National Mortgage Association, 4.10% due 06/18/12	325,811
1,044,858	Federal National Mortgage Association, 4.50% due 08/01/20	1,016,908
2,000,000	Federal National Mortgage Association, 4.75% due 03/12/10	2,054,944
1,176,494	Federal National Mortgage Association, 6.00% due 10/01/37	1,188,538

	TOTAL AGENCY OBLIGATIONS (COST $9,884,383)	10,032,102

	U.S. TREASURY OBLIGATIONS - 6.80%

475,000	U.S. Treasury Note, 4.00% due 02/15/14	490,029
855,000	U.S. Treasury Note, 4.50% due 05/15/10	885,393
3,160,000	U.S. Treasury Note, 4.75% due 08/15/17	3,348,614
625,000	U.S. Treasury Note, 5.00% due 05/15/37	671,876

	TOTAL U.S. TREASURY OBLIGATIONS (COST $5,310,844)	5,395,912

	PREFERRED STOCKS - 2.99%
	FINANCIALS - 1.78%
47,700	First Industrial Realty Trust, Inc. REIT	1,008,855
20,000	Public Storage	403,000
		1,411,855

	INSURANCE - 1.21%
40,000	Markel Corp.	961,600

	TOTAL PREFERRED STOCKS (COST $2,634,990)	2,373,455

	CONVERTIBLE CORPORATE BONDS - 2.57%
	CONSUMER DISCRETIONARY - 2.57%
1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	1,051,250
1,000,000	Lions Gate Entertainment Corp., 3.625% due 03/15/25 (c)	990,000

	TOTAL CONVERTIBLE CORPORATE BONDS (COST $1,897,490)	2,041,250

	MONEY MARKET ACCOUNT - 0.13%
105,112	PNC Bank Money Market (a)	105,112

	TOTAL MONEY MARKET ACCOUNT (COST $105,112)	105,112

	TOTAL INVESTMENTS - 99.80% (COST $80,178,092)	79,174,646

	Other assets in excess of liabilities - 0.20%	155,413

	TOTAL NET ASSETS - 100.00%	$79,330,059

ADR - American Depository Receipt
LP - Limited Partnership
PLC - Public Liability Company
REIT - Real Estate Investment Trust
(a) The interest rate on June 30, 2008 was 1.50%
(b) Security exempt from registration under Rule 144A of the Securities Act pf 1933. These securities may be resold in transactions exempt from registation, normally to qualified institutional buyers.
(c) Stepped coupon bond - the rate shown is the rate in effect on June 30, 2008.
* Non-income producing security

AFBA 5Star Balanced Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$51,349,225	—
Level 2 - Other Significant Observable Inputs	27,825,421	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$79,174,646	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR LARGE CAP FUND

SHARES	COMPANY	MARKET VALUE
	COMMON STOCKS - 97.47%
	BANKING - 1.20%
11,000	US Bancorp	$306,790

	CAPITAL GOODS - 11.20%
4,100	Caterpillar, Inc.	302,662
7,700	Deere & Co.	555,401
1,800	Eaton Corp.	152,946
4,700	Emerson Electric Co.	232,415
2,700	Fluor Corp.	502,416
4,300	General Dynamics Corp.	362,060
4,200	Jacobs Engineering Group, Inc.*	338,940
2,800	L-3 Communications Holdings, Inc.	254,436
5,200	Quanta Services, Inc.*	173,004
		2,874,280

	COMMERCIAL SERVICES - 2.00%
13,600	Waste Management, Inc.	512,856

	CONSUMER DURABLES & APPAREL - 1.21%
5,200	NIKE, Inc. Class B	309,972

	CONSUMER SERVICES - 1.18%
8,600	YUM! Brands	301,774

	DIVERSIFIED FINANCIALS - 2.53%
5,100	Northern Trust Corp.	349,707
4,700	State Street Corp.	300,753
		650,460

	ENERGY - 25.02%
5,400	Apache Corp.	750,600
7,800	Consol Energy, Inc.	876,486
3,500	Devon Energy Corp.	420,560
15,300	Halliburton Co.	811,971
3,500	Nabors Industries Ltd.*	172,305
8,500	National Oilwell Varco, Inc.*	754,120
6,800	Patterson-UTI Energy, Inc.	245,072
4,600	Ultra Petroleum Corp.*	451,720
20,000	Weatherford International Ltd.*	991,800
13,800	XTO Energy, Inc.	945,438
		6,420,072

	FOOD & STAPLES RETAILING - 1.31%
6,000	Wal-Mart Stores, Inc.	337,200

	FOOD, BEVERAGES & TOBACCO - 2.15%
10,600	The Coca-Cola Co.	550,988

	HEALTH CARE EQUIPMENT & SERVICES - 1.52%
7,000	Thermo Fisher Scientific, Inc.*	390,110

	MATERIALS - 15.46%
5,300	Freeport-McMoRan Copper & Gold, Inc.	621,107
8,500	Monsanto Co.	1,074,740
7,700	Nucor Corp.	574,959
4,900	The Mosaic Corp.*	709,030
6,800	Steel Dynamics, Inc.	265,676
3,900	United States Steel Corp.	720,642
		3,966,154

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.48%
4,500	Celgene Corp.*	287,415
16,300	Gilead Sciences, Inc.*	863,085
		1,150,500

	RETAILING - 2.32%
5,000	Amazon.com, Inc.*	366,650
7,300	Urban Outfitters, Inc.*	227,687
		594,337

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.09%
15,000	NVIDIA Corp.*	280,800

	SOFTWARE & SERVICES - 5.62%
8,300	Activision Blizzard, Inc.*	282,781
1,025	Google, Inc. Class A*	539,581
9,100	salesforce.com, Inc.*	620,893
		1,443,255

	TECHNOLOGY HARDWARE & EQUIPMENT - 13.27%
5,400	Apple, Inc.	904,176
24,900	Cisco Systems, Inc.*	579,174
8,700	International Business Machines Corp.	1,031,211
20,100	Qualcomm, Inc.	891,837
		3,406,398

	TRANSPORTATION & SERVICES - 3.28%
4,400	CSX Corp.	276,364
3,500	Norfolk Southern Corp.	219,345
4,600	Union Pacific Corp.	347,300
		843,009

	UTILITIES - 2.63%
7,500	Exelon Corp.	674,700

	TOTAL COMMON STOCKS (COST $22,215,035)	25,013,655

	MONEY MARKET ACCOUNT - 4.32%
1,108,631	PNC Bank Money Market (a)	1,108,631

	TOTAL MONEY MARKET ACCOUNT (COST $1,108,631)	1,108,631

	TOTAL INVESTMENTS - 101.79% (COST $23,323,666)	26,122,286

	Liabilities in excess of other assets - (1.79%)	(459,946)

	TOTAL NET ASSETS - 100.00%	$25,662,340

* Non-Income Producing
(a) The interest rate on June 30, 2008 was 1.50%

AFBA 5Star Large Cap Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$26,122,286	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$26,122,286	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5Star Total Return Bond

FACE AMOUNT	COMPANY	MARKET VALUE

	AGENCY OBLIGATIONS - 39.11%
$1,890,000	Federal Home Loan Bank, 5.75% due 05/15/12	$2,014,628
300,000	Federal Home Loan Mortgage Corporation, 5.00% due 06/11/09	305,929
2,300,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	2,388,992
1,454,312	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,435,224
300,000	Federal National Mortgage Association, 4.10% due 06/18/12 (c)	300,748
1,306,543	Federal National Mortgage Association, 4.50% due 08/01/20	1,271,593
1,000,000	Federal National Mortgage Association, 4.75% due 03/12/10	1,027,472
1,470,618	Federal National Mortgage Association, 6.00% due 10/01/37	1,485,672
	TOTAL AGENCY OBLIGATIONS (COST $10,037,065)	10,230,258

	CORPORATE BONDS - 34.16%
	CONSUMER DISCRETIONARY - 10.80%
140,000	American Express Travel Related Services Co., Inc., 5.25% due 11/21/11 (b)	137,822
25,000	Ford Motor Credit Co., 5.80% due 01/12/09	23,874
575,000	Ford Motor Credit Co., 7.375% due 10/28/09	523,854
235,000	GameStop Corp., 8.00% due 10/01/12	240,875
281,000	General Electric Capital Corp., 5.00% due 04/10/12	283,189
300,000	Hartford Financial Services Group., 5.375% due 03/15/17	283,172
300,000	International Lease Finance Corp., 4.875% due 09/01/10	289,665
340,000	Mandalay Resort Group, 7.625% due 07/15/13	287,300
100,000	Penske Auto Group, Inc., 7.75% due 12/15/16 (b)	88,000
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	317,511
250,000	Prudential Financial, Inc., 5.10% due 09/20/14	243,909
575,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	465,750
		3,184,921
	CONSUMER STAPLES - 3.23%
250,000	Diego Capital PLC, 5.20% due 01/30/13	250,538
320,000	Pilgrim’s Pride Corp., 8.375% due 05/01/17	236,800
300,000	The Coca-Cola Co., 5.35% due 11/15/17	302,951
		790,289

	FINANCIALS - 8.13%
175,000	Bank of America Corp., 5.375% due 09/11/12	175,493
150,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	154,363
235,000	JPMorgan Chase & Co., 5.375% due 10/01/12	235,929
300,000	Keycorp, 6.50% due 05/14/13	268,127
500,000	Marshall & Ilsley Corp., 5.626% due 08/17/09	497,163
150,000	Merrill Lynch & Co., Inc., 5.77% due 07/25/11	149,635
400,000	Morgan Stanley, 5.05% due 01/12/11	395,671
215,000	Suntrust Banks, Inc., 5.25% due 11/05/12	210,415
166,000	Union Planters Corp., 4.375% due 12/01/10	162,552

200,000	Wachovia Corp., 5.25% due 08/01/14	186,454
300,000	Wells Fargo & Co., 5.25% due 10/23/12	301,969
		2,737,771
	HEALTH CARE - 1.70%
445,000	Abbott Laboratories, 5.60% due 05/15/11	465,656
325,000	Glaxosmithkline Capital, Inc., 4.85% due 05/15/13	324,910
		790,566

	INDUSTRIALS - 0.17%
50,000	American Railcar Industries, Inc., 7.50% due 03/01/14	46,750

	RETAIL - 1.86%
200,000	Home Depot, Inc., 3.75% due 09/15/09	195,638
300,000	Lowe’s Companies, Inc., 5.60% due 09/15/12	309,459
		505,097

	TELECOMMUNICATION SERVICES - 3.30%
280,000	Rodgers Wireless, Inc., 7.50% due 03/15/15	296,796
360,000	SBC Communications, 5.875% due 08/15/12	370,609
212,000	Vodafone Group PLC, 5.50% due 06/15/11	214,225
		881,630

	TOTAL CORPORATE BONDS (COST $9,182,915)	8,937,024

	U.S. TREASURY OBLIGATIONS - 19.78%
650,000	U.S. Treasury Note, 4.00% due 02/15/14	670,567
730,000	U.S. Treasury Note, 4.50% due 05/15/10	755,949
2,600,000	U.S. Treasury Note, 4.75% due 08/15/17	2,755,189
925,000	U.S. Treasury Note, 5.00% due 05/15/37	994,376
	TOTAL U.S. TREASURY OBLIGATIONS (COST $5,062,290)	5,176,081

	CONVERTIBLE CORPORATE BONDS - 3.35%
	CONSUMER DISCRETIONARY - 3.35%
300,000	Invesco Ltd., 4.50% due 12/15/09	297,308
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	578,188

	TOTAL CONVERTIBLE CORPORATE BONDS (COST $844,863)	875,496

	CONVERTIBLE PREFERRED STOCK - 1.07%
	FINANCIALS - 1.07%
13,350	Boston Private Financial Corp., 4.875%, 10/01/34	281,184

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $638,783)	281,184

	PREFERRED STOCK - 0.91%
	FINANCIAL SERVICES - 0.91%
10,400	Federal National Mortgage Association, Series S	238,680

	TOTAL PREFERRED STOCK (COST $260,000)	238,680

	MONEY MARKET ACCOUNT - 0.52%
135,414	PNC Bank Money Market (a)	135,414

	TOTAL MONEY MARKET ACCOUNT (COST $135,414)	135,414

	TOTAL INVESTMENTS - 98.90% (COST $26,161,330)	25,874,137

	Other assets in excess of liabilities - 1.10%	286,484

	TOTAL NET ASSETS - 100.00%	$26,160,621

PLC - Public Liability Company
(a) The interest rate on June 30, 2008 was 1.50%
(b) Security exempt registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Stepped coupon bond - the rate shown is the rate in effect on June 30, 2008.

AFBA 5Star Total Return Bond Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$655,278	—
Level 2 - Other Significant Observable Inputs	25,218,859	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$25,874,137	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR LARGE CAP GROWTH FUND

SHARES	COMPANY	MARKET VALUE
	COMMON STOCKS - 96.32%
	BANKING - 1.10%
11,000	US Bancorp	$306,790

	CAPITAL GOODS - 16.58%
16,100	Caterpillar, Inc.	1,188,502
4,700	Deere & Co.	339,011
18,200	Emerson Electric Co.	899,990
5,900	Fluor Corp.	1,097,872
3,100	General Dynamics Corp.	261,020
10,200	Jacobs Engineering Group, Inc.*	823,140
		4,609,535

	CONSUMER DURABLES & APPAREL - 3.30%
15,400	NIKE, Inc. Class B	917,994

	CONSUMER SERVICES - 3.19%
25,300	YUM! Brands	887,777

	DIVERSIFIED FINANCIALS - 2.14%
4,000	Northern Trust Corp.	274,280
5,000	State Street Corp.	319,950
		594,230

	ENERGY - 20.64%
8,700	Apache Corp.	1,209,300
3,900	Consol Energy, Inc.	438,243
24,000	Halliburton Co.	1,273,680
12,400	National Oilwell Varco, Inc.*	1,100,128
2,000	Ultra Petroleum Corp.*	196,400

26,500	Weatherford International Ltd.*	1,314,135
3,000	XTO Energy, Inc.	205,530
		5,737,416

	FOOD & STAPLES RETAILING - 0.51%
2,500	Wal-Mart Stores, Inc.	140,500

	FOOD, BEVERAGES & TOBACCO - 4.06%
21,700	The Coca-Cola Co.	1,127,966

	HEALTH CARE EQUIPMENT & SERVICES - 0.80%
4,000	Thermo Fisher Scientific, Inc.*	222,920

	MATERIALS - 14.43%
8,600	Freeport-McMoRan Copper & Gold, Inc.	1,007,834
9,900	Monsanto Co.	1,251,756
1,900	Nucor Corp.	141,873
7,500	The Mosaic Corp.*	1,085,250
4,000	Steel Dynamics, Inc.	156,280
2,000	United States Steel Corp.	369,560
		4,012,553

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.91%
1,800	Celgene Corp.*	114,966
23,600	Gilead Sciences, Inc.*	1,249,620
		1,364,586

	RETAILING - 3.72%
12,400	Amazon.com, Inc.*	909,292
4,000	Urban Outfitters, Inc.*	124,760
		1,034,052

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.45%
36,400	NVIDIA Corp.*	681,408

	SOFTWARE & SERVICES - 3.96%
1,700	Google, Inc. Class A*	894,914
3,000	salesforce.com, Inc.*	204,690
		1,099,604

	TECHNOLOGY HARDWARE & EQUIPMENT - 12.86%
1,500	Apple, Inc.	251,160
44,300	Cisco Systems, Inc.*	1,030,418
10,000	International Business Machines Corp.	1,185,300
25,000	Qualcomm, Inc.	1,109,250
		3,576,128

	TRANSPORTATION & SERVICES - 1.05%
2,000	CSX Corp.	125,620
2,200	Union Pacific Corp.	166,100
		291,720

	UTILITIES - 0.62%
1,900	Exelon Corp.	170,924

	TOTAL COMMON STOCKS (COST $23,968,957)	26,776,103

	MONEY MARKET ACCOUNT - 6.69%
1,860,370	PNC Bank Money Market (a)	1,860,370

	TOTAL MONEY MARKET ACCOUNT (COST $1,860,370)	1,860,370

	TOTAL INVESTMENTS - 103.01% (COST $25,829,327)	28,636,473

Liabilities in excess of other assets - (3.01%)	(836,680)

TOTAL NET ASSETS - 100.00%	$27,799,793

* Non-Income Producing
(a) The interest rate on June 30, 2008 was 1.50%

AFBA 5Star Large Cap Growth Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$28,636,473	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$28,636,473	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR Science & Technology

SHARES	COMPANY	MARKET VALUE
	COMMON STOCKS - 98.22%
	CONSUMER DISCRETIONARY - 3.00%
	Media - 3.06%
2,600	Arbitron, Inc.	$123,500
5,600	Dolby Laboratories, Inc. Class A*	225,680
		349,180

	HEALTH CARE - 30.85%
	Biotechnology - 8.70%
4,300	Amgen, Inc.*	202,788
3,000	Applera Corp.*	100,440
2,100	Charles River Laboratories*	134,232
5,200	Gilead Sciences, Inc*	275,340
2,000	Invitrogen Corp.*	78,520
10,900	Qiagen N.V.*	219,417
		1,010,737
	Health Care Equipment & Supplies - 5.55%
3,500	CR Bard, Inc.	307,825
6,500	Varian Medical Systems, Inc.*	337,025
		644,850
	Health Care Providers & Services - 8.82%
7,600	athenahealth, Inc.*	233,776
2,000	Covance, Inc.*	172,040
16,900	Dialysis Corp of America*	122,863
7,100	Eclipsys Corp.*	130,356
13,500	Nighthawk Radiology Holdings, Inc.*	95,580
5,600	Pharmaceutical Product Development, Inc.	240,240
1,000	Quality Systems, Inc.	29,280
		1,024,135
	Laboratory Analytical Instruments - 1.80%
2,400	Illumina, Inc.*	209,064

	Pharmaceuticals - 5.98%
8,100	Schering-Plough Corp.	159,489
1,900	Shire PLC ADR	93,347
4,500	Teva Pharmaceutical Industries, Ltd. ADR	206,100
4,900	Wyeth	235,004
		693,940

		3,582,726

	INDUSTRIALS - 1.84%
	Construction & Engineering - 1.84%
2,900	Energy Conversion Devices, Inc.*	213,556

	INFORMATION TECHNOLOGY - 59.89%
	Communications Equipment - 5.69%
5,100	Black Box Corp.	138,669
11,375	Cisco Systems, Inc.*	264,583
11,200	Corning, Inc.	258,160
		661,412
	Computer Integrated Systems Design - 6.98%
8,200	eBay, Inc.*	224,106
7,100	Evergreen Solar, Inc.*	68,799
400	First Solar, Inc.*	109,128
250	Google, Inc.* Class A	131,605
1,000	Sunpower Corp.* Class A	71,980
9,900	Yahoo! Inc.*	204,534
		810,152
	Computer Storage Devices - 1.90%
7,600	EMC Corp.*	111,644
5,800	SanDisk Corp.*	108,460
		220,104

	Electronic Equipment & Instruments - 2.22%
9,100	National Instruments Corp.	258,167

	Electronic Lighting & Wiring Equipment - 2.24%
12,900	Daktronics, Inc.	260,193

	Internet Software & Services - 2.57%
8,600	Akamai Technologies, Inc.*	299,194

	Materials - 2.05%
7,200	Cabot Microelectronics Corp.*	238,680

	Semiconductor Equipment - 7.50%
16,200	Applied Materials, Inc.	309,258
4,200	Lam Research Corp.*	151,830
8,500	MKS Instruments, Inc.*	186,150
3,500	Novellus Systems, Inc.*	74,165
4,300	Varian Semiconductor Equipment Associates, Inc.*	149,726
		871,129

	Semiconductors - 16.11%
10,200	Altera Corp.	211,140
9,900	Atheros Communications*	297,000
5,900	Broadcom Corp. Class A*	161,011
11,300	Cree, Inc.*	257,753
8,925	Intel Corp.	191,709
15,000	IXYS Corp.*	179,100
9,050	Maxim Integrated Products	191,407
6,100	Microchip Technology, Inc.	186,294
4,500	Microsemi Corp.*	113,310
6,800	Omnivision Technologies*	82,212
		1,870,936

	Software - 12.63%
8,900	Adobe Systems, Inc.*	350,571
8,200	Cadence Design Systems, Inc.*	82,820
9,700	Citrix Systems, Inc.*	285,277
6,300	Manhattan Associates, Inc.*	149,499
12,000	Microsoft Corp.	330,120
12,800	Oracle Corp.*	268,800
		1,467,087

		6,957,054

	MATERIALS - 2.64%
	Chemicals - 2.64%
4,400	Sigma-Aldrich Corp.	236,984
2,900	Zoltek Companies, Inc.*	70,325
		307,309

	TOTAL COMMON STOCKS (COST $10,779,549)	11,409,825

	MONEY MARKET ACCOUNT - 0.01%
1,430	PNC Bank Money Market (a)	1,430
	TOTAL MONEY MARKET ACCOUNT (COST $1,430)	1,430

	TOTAL INVESTMENTS - 98.23% (COST $10,780,979)	11,411,255

	Other assets in excess of liabilities - 1.77%	205,222

	TOTAL NET ASSETS - 100.00%	$11,616,477

ADR - American Depository Receipt
PLC - Public Liability Company
* Non-income producing security.
(a) The interest rate on June 30, 2008 was 1.50%

AFBA 5Star Science & Technology Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$11,411,255	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$11,411,255	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AFBA 5STAR SMALL CAP FUND

SHARES	COMPANY	MARKET VALUE
	COMMON STOCKS - 97.59%
	AUTO & TRANSPORTATION - 0.27%
	Airlines - 0.27%
27,700	JetBlue Airways Corp.*	$103,321

	BASIC MATERIALS - 3.43%
	Chemicals - 0.60%
3,200	Calgon Carbon Corp.*	49,472
4,700	Innospec, Inc.	88,454
3,500	Quaker Chemical Corp.	93,310
		231,236

	Industrial Conglomerates - 0.58%
15,200	Tredegar Corp.	223,440

	Miscellaneous - 1.38%
6,800	Buckeye Technologies, LP	290,836
8,400	Omega Protein Corp.*	125,580
3,100	Rogers Corp.*	116,529
		532,945

	Specialty Chemicals - 0.87%
2,300	Albemarle Corp.	91,793
1,650	NewMarket Corp.	109,280
4,200	OM Group, Inc.*	137,718
		338,791

		1,326,412

	CAPITAL GOODS - 3.01%
	Automotive Retail - 0.55%
15,000	Carmax, Inc.	212,850

	Construction Materials - 1.02%
2,200	Martin Marietta Materials, Inc.	227,898
3,000	Texas Industries, Inc.	168,390
		396,288

	Hypermarkets & Supercenters - 0.42%
8,200	Pricesmart, Inc.	162,196

	Leisure Facilities - 0.74%
15,200	Cedar Fair LP	285,608

	Restaurants - 0.28%
4,000	Burger King Holdings, Inc.	107,160

		1,164,102
	COMMERCIAL/INDUSTRIAL SERVICES - 1.56%
	Office Furniture - 0.43%
13,700	Knoll, Inc.	166,455

	Miscellaneous Commercial/Industrial Services - 1.13%
6,100	Constant Contact, Inc.*	114,985
7,200	Forrester Research, Inc.*	222,336
6,200	VisionChina Media, Inc. ADR*	98,394
		435,715

		602,170

	CONSUMER DISCRETIONARY - 8.54%
	Automobiles - 0.16%
20,100	Monaco Coach Corp.	61,104

	Commerical Services & Supplies - 1.09%
11,640	CRA International, Inc.*	420,786

	Hotels, Restaurants & Leisure - 1.20%
16,400	Steiner Leisure, Ltd.*	464,940

	Household Durables - 0.86%
12,700	Ethan Allen Interiors, Inc.	312,420
13,800	WCI Communities, Inc.*	20,010
		332,430

	Leisure Equipment & Products - 0.45%
35,600	Shuffle Master, Inc.*	175,864

	Media - 2.21%
13,800	Arbitron, Inc.	655,500
4,982	Dolby Laboratories, Inc. Class A*	200,775
		856,275

	Specialty Retail - 2.57%
12,200	Barnes & Noble, Inc.	303,048
18,996	InVentiv Health, Inc.*	527,899
23,207	Sturm, Ruger & Co., Inc.*	163,841
		994,788

		3,306,187

	CONSUMER DURABLES - 0.25%
	Recreational Products/Toys - 0.25%
3,500	Shanda Interactive Entertainment, Ltd., ADR*	95,025

	CONSUMER NON-DURABLES - 0.49%
	Apparel/Shoes - 0.49%
2,000	The Warnaco Group, Inc.	88,140
3,800	True Religion Apparel, Inc.*	101,270

		189,410

	CONSUMER SERVICES - 0.36%
	Miscellaneous Consumer Services - 0.36%
3,100	Unifirst Corp.	138,446

	CONSUMER STAPLES - 3.70%
	Household Products - 1.17%
6,200	Energizer Holdings, Inc.*	453,158

	Packaged Foods & Meats - 0.48%
10,000	Lance, Inc.	187,700

	Personal care - 0.81%
12,000	Alberto-Culver Co.	315,240

	Specialized Consumer Services - 0.39%
15,300	Service Corp International	150,858

	Tobacco - 0.85%
6,000	UST, Inc.	327,660

		1,434,616

	ELECTRONIC TECHNOLOGY - 9.37%
	Aerospace/Defense/Precision - 1.50%
3,600	Aerovironment, Inc.	97,848
5,522	Astronics Corp.*	76,811
3,400	Stanley, Inc.*	113,968
3,200	Teledyne Technologies, Inc.*	156,128
4,000	TransDigm Group, Inc.*	134,360
		579,115

	Computers - 0.41%
13,900	Netezza Corp.*	159,572

	Electronic Components - 0.75%
8,500	Cogo Group, Inc.*	77,435
13,200	Methode Electronics, Inc.	137,940
3,700	Rubicon Technology, Inc.*	75,184
		290,559

	Internet Services - 0.41%
13,200	Interwoven, Inc.*	158,532

	Miscellaneous Electronic Technology - 1.79%
11,600	Digital Ally, Inc.*	98,832
9,000	IPG Photonics Corp.	169,290
10,518	Nam Tai Electronics, Inc.	137,575
11,400	SYNNEX Corp.*	286,026
		691,723

	Networking - 0.37%
12,600	FalconStor Software, Inc.*	89,208
8,300	Silicom, Ltd.*	55,195
		144,403

	Semiconductors - 3.50%
88,145	IXYS Corp.*	1,052,451
12,600	Skyworks Solutions, Inc.*	124,362
8,300	STEC, Inc.	85,241
5,300	Volterra Semiconductor Corp.*	91,478
		1,353,532

	Telecommunications Equipment - 0.64%
4,000	EMS Technologies, Inc.*	87,360
17,000	Harmonic, Inc.*	161,670
		249,030

		3,626,466

	ENERGY - 4.59%
	Energy-Oil Field Services - 2.06%
21,700	ICO, Inc.	130,634
5,000	Kinder Morgan Management LLC*	269,250
7,800	Natural Gas Service Group*	237,744
18,105	T.G.C. Industries, Inc.*	161,135
		798,763

	Oil & Gas Drilling - 0.53%
1,650	Atwood Oceanics, Inc.*	205,161

	Oil/Gas Exploration/Production - 1.38%
6,000	Approach Resources, Inc.*	160,740
13,000	Delek US Holdings, Inc.	119,730
16,500	Energy XXI Bermuda Ltd.*	114,180
4,900	Rosetta Resources, Inc.*	139,650
		534,300

	Oil & Gas Storage - 0.62%
9,257	Inergy LP	240,867

		1,779,091

	FINANCIALS - 11.08%
	Capital Markets - 2.00%
22,100	Waddell & Reed Financial, Inc. Class A	773,721

	Commercial Banks - 0.66%
46,700	BankAtlantic Bancorp, Inc. Class A	82,192
30,294	Boston Private Financial Holdings, Inc.	171,767
		253,959

	Diversified Financial Services - 1.40%
25,000	Jack Henry & Associates, Inc.	541,000

	Industrial REITs - 0.87%
12,300	First Industrial Realty Trust, Inc.	337,881

	Property & Casualty Insurance - 3.84%
1,020	Alleghany Corp.*	338,691
3,500	Investors Title Co.	170,240
6,800	Life Partner Holdings, Inc.	135,864
845	Markel Corp.*	310,115
400	Wesco Financial Corp.	152,800
880	White Mountain Insurance Group, Inc.	377,520
		1,485,230

	Reinsurance - 0.88%
23,500	Montpelier Re Holdings, Ltd.	346,625

	Residential REITs - 1.24%
21,400	UDR, Inc.	478,932

	Specialized Finance - 0.19%
2,000	Portfolio Recovery Associates, Inc.*	75,000

		4,292,348

	HEALTH CARE - 19.06%
	Biotechnology - 0.63%
7,200	Martek Biosciences Corp.*	242,712

	Health Care Distributors - 0.80%
6,800	Owens & Minor, Inc.	310,692

	Health Care Equipment & Supplies - 4.96%
17,900	Affymetrix, Inc.*	184,191
6,400	Analogic Corp.	403,648
25,535	Bio-Reference Labs, Inc.*	569,686
18,730	ICU Medical, Inc.*	428,542
9,950	PSS World Medical, Inc.*	162,185
4,800	Resmed, Inc.	171,552
		1,919,804

	Health Care Providers & Services - 4.84%
23,300	AMERIGROUP Corp.*	484,640
26,534	AmSurg Corp.*	646,103
32,442	Centene Corp.*	544,701
10,800	Eclipsys Corp.*	198,288
		1,873,732
	Health Industry Services - 0.27%

3,900	PAREXEL International Corp.*	102,609

	Health Care Technology - 0.90%
15,000	IMS Health, Inc.	349,500

	Home Health Care Services - 1.06%
21,500	Gentiva Health Services, Inc.*	409,575

	Laboratory Analytical Instruments - 1.75%
7,800	Illumina, Inc.	679,458

	Medical Equipment & Supplies - 3.16%
4,800	Accuray, Inc.*	34,992
3,900	Exactech, Inc.*	100,269
6,000	Kensey Nash Corp.*	192,300
9,000	Natus Medical, Inc.*	188,460
4,300	Neogen Corp.*	98,427
15,500	Synovis Life Technologies, Inc.*	291,865
18,000	Thermage, Inc.*	51,480
7,800	Vnus Medical Technologies*	156,078
3,300	Zoll Medical Corp.*	111,111
		1,224,982

	Medical/Nursing Services - 0.30%
7,000	U.S. Physical Therapy, Inc.*	114,870

	Pharmaceuticals - 0.39%
2,000	Icon PLC, ADR*	151,040

		7,378,974

	INDUSTRIALS - 4.54%
	Engineering & Construction - 0.93%
4,900	Energy Conversion Devices, Inc.*	360,836

	Miscellaneous - 0.84%
5,000	The Brink’s Co.	327,100

	Transportation Infrastructure - 2.77%
18,500	Forward Air Corp.	640,100
21,700	UTi Worldwide, Inc.	432,915
		1,073,015

		1,760,951

	INFORMATION TECHNOLOGY - 15.90%
	Aerospace & Defense - 0.92%
47,373	Mercury Computer Systems, Inc.*	356,719

	Communications Equipment - 1.25%
17,800	Black Box Corp.	483,982

	Computer Integrated Systems Design - 0.40%
15,800	Evergreen Solar, Inc.*	153,102

	Electronic Equipment & Instruments - 2.00%
10,900	Benchmark Electronics, Inc.*	178,106
12,900	National Instruments Corp.	365,973
8,400	Plexus Corp.*	232,512
		776,591

	Electronic Lighting & Wiring Equipment - 2.13%
40,900	Daktronics, Inc.	824,953

	IT Services - 2.21%
14,900	CACI International, Inc. Class A*	681,973
32,200	Gevity HR, Inc.	173,236
		855,209

	Materials - 1.68%
19,608	Cabot Microelectronics Corp.*	650,005

	Semiconductor Equipment - 2.32%
31,600	Photronics, Inc.*	222,464
19,400	Varian Semiconductor Equipment Associates, Inc.*	675,508
		897,972

	Semiconductors - 2.99%
36,402	Cree, Inc.*	830,330
21,100	DSP Group, Inc.*	147,700
15,100	Omnivision Technologies, Inc.*	182,559
		1,160,589

		6,159,122

	MATERIALS - 1.94%
	Mining & Quarrying of Nonmetallic Minerals - 1.94%
11,400	Cameco Corp.*	488,718
43,300	USEC, Inc.	263,264

		751,982

	OTHER - 1.56%
	Human Resources & Employment - 0.58%
8,200	Corrections Corp. of America*	225,254

	Real Estate Management & Development - 0.98%
10,500	Tejon Ranch Co.*	378,630

		603,884

	PRODUCER MANUFACTURING - 3.30%
	Building/Electrical Products - 1.23%
3,200	Acuity Brands, Inc.	153,856
5,900	EnerSys*	201,957
3,900	Trina Solar Ltd. ADR*	119,496
		475,309

	Construction/Agriculture Equipment - 0.37%
12,300	Portec Rail Products, Inc.	142,065

	Industrial Machinery/Components - 1.30%
3,200	CIRCOR International, Inc.	156,768
9,000	Flow International Corp.*	70,200
2,500	Nordson Corp.	182,225
2,900	Sun Hydraulics Corp.	93,583
		502,776

	Metal Fabrication - 0.40%
8,600	Insteel Industries, Inc.	157,466

		1,277,616

	RETAIL TRADE - 2.35%
	General Merchandise - 1.55%
5,500	Big Lots, Inc.*	171,820
4,800	Buckle. Inc. (The)	219,504
43,800	Wet Seal, Inc. (The)*	208,926
		600,250

	Specialty Chains - 0.80%
21,200	PC Connection, Inc.*	197,372
14,200	Zones, Inc.*	111,186
		308,558

		908,808

	SERVICES - 0.18%
	Human Resources & Employment - 0.18%
4,400	Korn/Ferry International*	69,212

	TRANSPORTATION - 1.21%
	Marine - 1.21%
10,300	Alexander & Baldwin, Inc.	469,165

	UTILITIES - 0.90%
	Telecommunication Services - 0.90%
9,900	Starent Networks Corp.*	124,542
4,600	Syniverse Holdings, Inc.*	74,520
6,300	TNS, Inc.*	150,948

		350,010

	TOTAL COMMON STOCKS (COST $44,383,801)	37,787,318

	MONEY MARKET ACCOUNT - 1.86%
720,028	PNC Bank Money Market (a)	720,028
	TOTAL MONEY MARKET ACCOUNT (COST $720,028)	720,028

	TOTAL INVESTMENTS - 99.45%	38,507,346
	(COST $45,103,829)

	Other assets in excess of liabilities - 0.55%	214,329

	TOTAL NET ASSETS - 100.00%	$38,721,675

ADR - American Depository Receipt
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Liability Company
(a) The interest rate on June 30, 2008 was 1.50%
* Non-income producing security.

AFBA 5Star Small Cap Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$38,507,346	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$38,507,346	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR MID CAP VALUE FUND

SHARES	COMPANY	MARKET VALUE
	COMMON STOCKS - 94.78%
	CAPITAL GOODS - 16.88%
3,050	Alliant Techsystems, Inc.*	$310,124
4,300	Autoliv, Inc.	200,466
12,100	Barnes Group, Inc.	279,389
2,150	CF Industries Holdings, Inc.	328,520
8,300	Curtiss-Wright Corp.	371,342
3,800	DRS Technologies, Inc.	299,136
9,200	Kennametal, Inc.	299,460
26,950	Mueller Water Products, Inc. Class B	230,153
8,050	Regal-Beloit Corp.	340,112
9,600	Tenneco, Inc.*	129,888
5,100	URS Corp.*	214,047
		3,002,637

	CONSUMER DISCRETIONARY - 1.64%
15,100	Kelly Services, Inc. Class A	291,883

	CONSUMER DURABLES & APPAREL - 2.61%
6,350	Hanesbrands, Inc.*	172,339
11,050	Regis Corp.	291,167
		463,506

	CONSUMER STAPLES - 10.87%
33,150	Del Monte Foods Co.	235,365
6,650	Hormel Foods Co.	230,157
12,450	Pilgrim’s Pride Co.	161,726
4,550	Ralcorp Holdings, Inc.*	224,952
7,050	Ruddick Corp.	241,885
8,650	Sanderson Farms, Inc.	298,598
14,187	Vector Group, Ltd.	228,836
9,650	Weis Markets, Inc.	313,335
		1,934,854

	ENERGY - 22.13%
8,350	Allete, Inc.	350,700
2,400	Atwood Oceanics, Inc.*	298,416
4,200	Cimarex Energy Co.	292,614
8,500	Hercules Offshore, Inc.*	323,170
7,900	Idacorp, Inc.	228,231
8,050	Integrys Energy Group, Inc.	409,182
18,800	Key Energy Services, Inc.*	365,096
14,400	PetroHawk Energy Corp.*	666,864
6,200	St. Mary Land & Exploration Co.	400,768
6,000	Superior Energy Services, Inc.*	330,840
2,500	Walter Industries, Inc.	271,925
		3,937,806

	FINANCIALS - 1.70%
11,200	Boston Private Financial Holdings, Inc.	63,504
7,900	CIT Group, Inc.	53,799
8,250	MB Financial, Inc.	185,378
		302,681

	HEALTH CARE - 7.50%
4,550	Amedisys, Inc.*	229,411
9,250	AmSurg Corp.*	225,237
3,050	Beckman Coulter, Inc.	205,967
12,350	Healthspring, Inc.*	208,468
6,350	Lifepoint Hospitals, Inc.*	179,705
10,050	Lincare Holdings, Inc.*	285,420
		1,334,208

	INFORMATION TECHNOLOGY - 11.79%
4,100	Affiliated Computer Services, Inc.*	219,309
4,900	Anixter International, Inc.*	291,501
7,550	Arrow Electronics, Inc.	231,936
6,900	CommScope, Inc.*	364,113
5,200	General Cable Corp.*	316,420
15,400	Jack Henry & Associates, Inc.	333,256
27,700	Windstream Corp.	341,818
		2,098,353

	INSURANCE - 14.93%
3,400	Arch Capital Group, Ltd.*	225,488
8,435	Argo Group International Holdings, Ltd.	283,079
10,200	Endurance Specialty Holdings	314,058
5,250	Hanover Insurance Group, Inc.	223,125
10,500	HCC Insurance Holdings, Inc.	221,970
6,900	Hilb Rogal & Hobbs Co.	299,874
7,800	Hubbell, Inc. Class B	310,986
8,650	IPC Holdings, Ltd.	229,658
6,650	Platinum Underwriters Holdings, Ltd.	216,856
8,700	Protective Life Corp.	331,035
		2,656,129

	MATERIALS - 3.36%
16,000	Hercules, Inc.	270,880
27,900	IAMGOLD Corp.	168,795
4,450	RTI International Metals, Inc.*	158,509
		598,184

	RETAIL - 0.67%
7,350	The Men’s Wearhouse, Inc.	119,731

	WASTE DISPOSAL - 0.70%
9,900	Allied Waste Industries, Inc.*	124,938

	TOTAL COMMON STOCKS (COST $19,299,773)	16,864,910

	MONEY MARKET ACCOUNT - 4.96%
882,734	PNC Bank Money Market (a)	882,734

	TOTAL MONEY MARKET ACCOUNT (COST $882,734)	882,734

	TOTAL INVESTMENTS - 99.74%	17,747,644
	(COST $20,182,507)

	Other assets in excess of other liabilities - 0.26%	46,012

	TOTAL NET ASSETS - 100.00%	$17,793,656

* Non-Income producing
(a) The interest rate on June 30, 2008 was 1.50%

AFBA 5Star Mid Cap Value Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$17,747,644	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$17,747,644	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, as that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AFBA 5Star Fund, Inc.

By (Signature and Title)*	/s/ Robert E. Morrison
Robert E. Morrison Jr., President
(principal executive officer)

Date	8/13/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Morrison
Robert E. Morrison Jr., President’
(principal executive officer)

Date	8/13/08

By (Signature and Title)*	/s/ Michael E. Houchins
Michael E. Houchins, Chief Financial Officer
(principal financial officer)

Date	8/13/08

* Print the name and title of each signing officer under his or her signature.